Income and Expenses Relating to Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2023
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the six and three months ended September 30, 2022 and 2023 consist of the following:

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Life insurance premiums	¥220,762	¥222,783
Life insurance related investment income*	42,449	62,955

	¥263,211	¥285,738

*
Life insurance related investment income for the six months ended September 30, 2022 and 2023 include net unrealized holding a loss of ¥9,465 million and a gain of ¥18,115 million on equity securities held as of September 30, 2022 and 2023, respectively.

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Life insurance premiums	¥117,752	¥117,474
Life insurance related investment income*	19,182	15,746

	¥136,934	¥133,220

*
Life insurance related investment income for the three months ended September 30, 2022 and 2023 include net unrealized holding a loss of ¥1,222 million and a gain of ¥55 million on equity securities held as of September 30, 2022 and 2023, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2022 and 2023, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Reinsurance benefits	¥657	¥1,277
Reinsurance premiums	(2,390)	(2,373)

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Reinsurance benefits	¥344	¥666
Reinsurance premiums	(1,199)	(1,203)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2022 and 2023 are mainly as follows:

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(11,820)	¥15,512
Net gains or losses from derivative contracts :	252	(1,971)
Futures	852	(1,557)
Foreign exchange contracts	(600)	(414)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(28,645)	¥(3,727)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	16,966	13,848
Changes in the fair value of the reinsurance contracts	(488)	1,006

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(1,259)	¥(1,590)
Net gains or losses from derivative contracts :	(1)	(242)
Futures	173	(150)
Foreign exchange contracts	(174)	(92)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(10,508)	¥(10,501)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	8,304	7,473
Changes in the fair value of the reinsurance contracts	30	206